Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For the years ended March 31,
	2023	2022	2021
	USD	USD	USD
Net Revenues	24,995	311,092	2,300,653
Operating costs and development	1,073,518	12,988,383	36,500,198
(Loss) income from discontinued operations	(1,048,522)	(12,677,291)	(34,199,545)
Other income (expense), net	12,885,134	(32,728)	984,424
(Loss) income before tax	11,836,612	(12,710,019)	(33,215,121)
Income tax provision	-	38,617	483,342
Net (loss) income from discontinued operations	11,836,612	(12,748,636)	(33,698,463)
Gain on sale of discontinued operations, net of taxes	-	-	3,164,801
Net income (loss) from discontinued operation	11,836,612	(12,748,636)	(30,533,662)

Schedule of assets and liabilities
	March 31,	March 31,
	2023	2022
	USD	USD
Cash and cash equivalents	1,268,235	3,495,335
Accounts receivable, net	10,062	15,247
Prepayments and other assets	44,004	710,983
Property, equipment and software, net	29,051	55,433
Current assets held for sale-discontinued operation	1,351,352	4,276,998

Accrued expenses and other current liabilities	737,693	843,167
Tax (benefit) payable	(32,210)	32,338
Amount due to related party	-	12,126,724
Total liabilities held for sale-discontinued operation	705,483	13,002,229